INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
Schedule of intangible assets with indefinite life

Intangible assets, net consist of the following:

	As of December 31,
	2019	2020
Intangible assets with indefinite lives:
Brand names (Note 3)	1,340	5,319
Master brand agreement	192	192
Intangible assets with definite lives:
Franchise or manachise agreements	95	356
Favorable lease agreements from sublease	13	12
Purchased software	72	108
Other intangible assets	20	70
Total	1,732	6,057
Less: Accumulated amortization	(70)	(112)
Total	1,662	5,945

Schedule of annual estimated amortization expense for intangible assets and unfavorable lease excluding brand name and master brand agreement

The annual estimated amortization expense for the above intangible assets excluding brand name and master brand agreement for the following years is as follows:

Amortization for Intangible Assets
2021	43
2022	36
2023	34
2024	31
2025	30
Thereafter	260
Total	434